BALANCE SHEET DETAILS (Tables)	12 Months Ended
Jan. 31, 2020
BALANCE SHEET DETAILS
Property and equipment

	January 31,
	2020	2019
	(in thousands)
Property and equipment, net:
Laboratory equipment	$214	$196
Computer and equipment	96	129
	310	325
Less: accumulated depreciation	(217)	(177)
	$93	$148

Schedule accrued expenses and other current liabilities

	January 31,
	2020	2019
	(in thousands)
Accrued expenses and other current liabilities:
Fair value of common stock liability	$383	$—
Operating lease liability - current portion	260	—
Legal	138	45
Compensation	51	371
Research and development	49	399
Other	61	119
	$942	$934